Jeremy D. Franklin Vice President, Associate General Counsel 8500 Andrew Carnegie Boulevard Charlotte, NC 28262

T 704.988.4101 Jeremy.franklin@nuveen.com

June 29, 2020

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	TIAA-CREF Funds Post-Effective Amendment No. 131 to the Registration Statement on Form N-1A (File Nos. 333-76651 and 811-09301)

Ladies and Gentlemen:

On behalf of the TIAA-CREF Funds (the “Funds”), we have attached for filing Post-Effective Amendment No. 131 to the above-captioned registration statement on Form N-1A (“Amendment No. 131”), including exhibits.

The main purpose of Amendment No. 131 is to make the initial 485A filing needed to launch two new series, the TIAA-CREF Lifecycle 2065 Fund and TIAA-CREF Lifecycle Index 2065 Fund.

If you have any questions regarding this filing, please do not hesitate to call me at (704) 988-4101.

Sincerely,

/s/ Jeremy D. Franklin
Jeremy D. Franklin